Goodwill and Other Intangible Assets (Details) - Schedule of changes in the carrying amount of goodwill - Goodwill [Member] $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($)
Goodwill [Line Items]
Goodwill as of January 1, 2021	$ 35,694	[1]
Goodwill acquired	1,716	[2]
Measurement period adjustments	2,400
Foreign currency translation adjustments	(60)
Goodwill as of September 30, 2021	$ 39,750

[1]	The goodwill was acquired as part of the Origin acquisition. See Note 3.
[2]	The goodwill was acquired as part of the RPS acquisition. See Note 3.